Noncontrolling Interest (Details) - USD ($)		9 Months Ended	12 Months Ended
	Feb. 16, 2018	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Feb. 11, 2014
Schedule of activity for noncontrolling interests
Beginning balance		$ 76,000	$ 84,000
Issuance of limited partnership units		1,185,000
Distributions to noncontrolling interests		(50,000)	(11,000)	$ (11,000)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest, Distributions to Redeemable Preferred Units, and Preferred Unit Redemption Charges		(431,000)	11,119,000	(6,107,000)	$ (17,277,000)
Other comprehensive income		(641,000)	108,000	841,000
Ending balance		1,208,000	76,000	84,000
Non- controlling Interests
Schedule of activity for noncontrolling interests
Beginning balance		76,000	84,000	98,000	139,000
Issuance of limited partnership units		1,185,000	0
Distributions to noncontrolling interests		(50,000)	(11,000)	(11,000)	(11,000)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest, Distributions to Redeemable Preferred Units, and Preferred Unit Redemption Charges		(1,000)	3,000	(3,000)	(30,000)
Other comprehensive income		(2,000)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Noncontrolling Interest			0
Ending balance		$ 1,208,000	$ 76,000	$ 84,000	$ 98,000
Griffin Capital Essential Asset Operating Partnership, L.P. [Member]
Noncontrolling Interest [Line Items]
Limited Partners' Capital Account, Number of Common Shares That Can Be Issued for Each Partnership Unit Redeemed		1
Limited Partner Account, Redemption, Minimum Period Outstanding Required		1 year
Operating Partnership [Member]
Noncontrolling Interest [Line Items]
Percentage of noncontrolling interests based on total shares (percent)			0.03%
Limited Partner [Member] | Griffin Capital Essential Asset Operating Partnership, L.P. [Member]
Noncontrolling Interest [Line Items]
Limited Partners' Capital Account, Units Issued						20,000
Stock purchase price (usd per share)						$ 10
Limited Partner [Member] | Operating Partnership [Member]
Noncontrolling Interest [Line Items]
Limited Partners' Capital Account, Units Issued						20,000
Stock purchase price (usd per share)						$ 10
Partnership unit exchange (in shares)			1
Griffin Capital Essential Asset Advisor II, LLC [Member]
Noncontrolling Interest [Line Items]
Limited Partners' Capital Account, Units Issued	123,779
Stock purchase price (usd per share)	$ 9.57
Performance Distribution, Percentage of Allocation	50.00%
Shares Outstanding [Member] | Griffin Capital Essential Asset Operating Partnership, L.P. [Member]
Noncontrolling Interest [Line Items]
Percentage of noncontrolling interests based on total shares (percent)		0.18%
Weighted Average Shares Outstanding [Member] | Griffin Capital Essential Asset Operating Partnership, L.P. [Member]
Noncontrolling Interest [Line Items]
Percentage of noncontrolling interests based on total shares (percent)		0.16%